Bonds and Loans - Schedule of Composition of Bonds (Details) € in Millions, ¥ in Millions, $ in Millions	Mar. 31, 2026 JPY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 EUR (€)	Jul. 02, 2025 USD ($)	Jun. 12, 2025 JPY (¥)	Mar. 31, 2025 JPY (¥)	Jul. 12, 2024 USD ($)	Jul. 05, 2024 USD ($)	Jun. 25, 2024 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Bonds	¥ 4,656,812					¥ 4,190,632
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 500
Bonds	¥ 81,332					195,295
Interest rate (%)	5.25%	5.25%	5.25%
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 1,500					$ 1,500
Bonds	¥ 237,743					219,033
Interest rate (%)	3.20%	3.20%	3.20%
2018 EUR Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | €			€ 3,000
Bonds	¥ 547,557					482,180
2018 EUR Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.25%	2.25%	2.25%
2018 EUR Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.00%	3.00%	3.00%
2018 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 1,750
Bonds	¥ 278,416					259,681
Interest rate (%)	5.00%	5.00%	5.00%
2020 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 7,000
Bonds	¥ 1,111,083					1,037,021
2020 USD Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.05%	2.05%	2.05%
2020 USD Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.375%	3.375%	3.375%
2020 EUR Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 3,600
Bonds	¥ 655,829					577,703
2020 EUR Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.75%	0.75%	0.75%
2020 EUR Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.00%	2.00%	2.00%
2021 JPY Unsecured Senior Bonds – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 250,000
Bonds	¥ 249,628					249,561
Interest rate (%)	0.40%	0.40%	0.40%
2024 Hybrid bonds (subordinated bonds)
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 460,000								¥ 460,000
Bonds	¥ 458,443					457,983
Spread on variable interest rate	1.934%	1.934%	1.934%
2024 Hybrid bonds (subordinated bonds) | Japan Government Bond Interest Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	1.40%	1.40%	1.40%
2024 Hybrid bonds (subordinated bonds) | Japan Government Bond Interest Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.40%	2.40%	2.40%
2024 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 3,000						$ 3,000
Bonds	¥ 473,755					442,175
2024 USD Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.30%	5.30%	5.30%
2024 USD Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.80%	5.80%	5.80%
2025 JPY Unsecured-Senior Bonds – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 184,000				¥ 184,000
Bonds	¥ 183,609					0
2025 JPY Unsecured-Senior Bonds – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	1.599%	1.599%	1.599%
2025 JPY Unsecured-Senior Bonds – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.292%	2.292%	2.292%
2025 USD Unsecured Guaranteed Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 2,400		$ 2,400
Bonds	¥ 379,418					0
2025 USD Unsecured Guaranteed Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.20%	5.20%	5.20%
2025 USD Unsecured Guaranteed Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.90%	5.90%	5.90%
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)						270,000
Bonds	¥ 0					¥ 270,000
Interest rate (%)	0.00%	0.00%	0.00%